Advances to Suppliers, Net (Tables)	12 Months Ended
Jun. 30, 2025
Advances To Suppliers, Net [Abstract]
Schedule of Advances to Suppliers, Net

Advances to suppliers, net consisted of the following:

	As of June 30,
	2025	2024
Advances for products and services	$1,175,059	$1,246,130
Less: allowance for expected credit losses	(393,469)	(254,612)
Advances to suppliers, net	$781,590	$991,518

Schedule of Movement of the Allowance for Expected Credit Losses

The movement of the allowance for expected credit losses is as follows:

	For the Years Ended June 30,
	2025	2024	2023
Balance at beginning of the year	$(254,612)	$(113,202)	$(123,588)
Current year addition	(139,988)	(139,838)	-
Reversal of expected credit losses	-	-	1,588
Foreign exchange difference	1,131	(1,572)	8,798
Balance at end of the year	$(393,469)	$(254,612)	$(113,202)